Cover	12 Months Ended
Mar. 31, 2026 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--03-31
Entity File Number	001-42459
Entity Registrant Name	DIGINEX LIMITED
Entity Central Index Key	0002010499
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	25 Wilton Road
Entity Address, Address Line Two	Victoria
Entity Address, Address Line Three	London
Entity Address, City or Town	Greater London
Entity Address, Country	GB
Entity Address, Postal Zip Code	SW1V 1LW
Title of 12(b) Security	Ordinary shares, par value $0.0004 per share
Trading Symbol	DGNX
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	29,130,130
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1195
Auditor Name	UHY LLP
Auditor Location	New York, New York
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	25 Wilton Road
Entity Address, Address Line Two	Victoria
Entity Address, Address Line Three	London
Entity Address, City or Town	Greater London
Entity Address, Country	GB
Entity Address, Postal Zip Code	SW1V 1LW
City Area Code	+44
Local Phone Number	1474554550
Contact Personnel Name	Ms. Lubomila Jordanova
Contact Personnel Email Address	Lubomila@diginex,com